UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23569

    Versus Capital Infrastructure Income Fund

(Exact name of registrant as specified in charter)

5050 South Syracuse Street, Suite 1100

         Denver, CO 80237

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5050 South Syracuse Street, Suite 1100

       Denver, CO 80237

(Name and address of agent for service)

COPY TO:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code:  (877) 200-1878

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

VERSUS CAPITAL

INFRASTRUCTURE INCOME FUND

Semi-Annual Report

September 30, 2024

VERSUS CAPITAL ADVISORS LLC

This report is for shareholders of Versus Capital Infrastructure Income Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Portland, Maine.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information (“Personal Information”) for business purposes, such as to process requests and transactions, to maintain accounts, and to provide customer service. Personal Information is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number;

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees and service providers who need to know that information for business purposes. Employees are required to maintain and protect the confidentiality of Personal Information. The Adviser, on behalf of the Fund, maintains written policies and procedures that address physical, electronic and administrative safeguards designed to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only as authorized by exceptions to Regulation S-P’s opt-out requirements, for example, if it is necessary to effect, administer, or enforce a transaction that an investor requests or authorizes; (ii) in connection with processing or servicing a financial product or service an investor requests or authorizes; and (iii) in connection with maintaining or servicing the investor’s account with the Fund. The Fund also may disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Portfolio of Investments – September 30, 2024 (Unaudited)

Shares		Value

Private Investment Funds(a) - 1.6%
	Diversified – 1.6%
2,013,338	AIGA Climate Fund I, LP	$2,035,082
498,459	DigitalBridge Credit II (Onshore), LP	436,687

	Total Private Investment Funds	2,471,769

	(Cost $2,564,017)

Par

Hybrid Debt Investments - 14.7%
	Liquefied Natural Gas Infrastructure – 1.2%
$1,982,475	New Fortress Energy Inc., Term Loan B, SOFR + 5.00%, 10.25%, 10/30/2028(b)	1,804,409

	Pipelines – 2.7%
4,000,000	EPIC Y-Grade Services, LP, 6/29/2029(c)	3,994,260

	Power Generation – 10.8%
243,375	Carroll County Energy, LLC, Term Loan B, SOFR + 4.00%, 8.60%, 6/30/2031(b)	244,288
1,000,000	CPV Fairview, LLC, Term B Advance, SOFR + 3.50%, 8.35%, 8/14/2031(b)	1,005,205
2,951,239	Eastern Power, LLC, Term Loan B, SOFR + 5.25%, 10.10%, 4/3/2028(b)	2,958,439
997,500	Hamilton Projects Acquiror, LLC, SOFR + 3.75%, 8.60%, 5/30/2031(b)	1,005,979
	Lackawanna Energy Center,
1,634,542	Term B-2 Tranche, SOFR + 4.25%, 9.10%, 8/6/2029(b)	1,648,844
357,182	Term C Facility, SOFR + 4.25%, 9.10%, 8/6/2029(b)	360,307
2,000,000	Lightning Power, LLC, Initial Term B Loan, SOFR + 3.25%, 8.35%, 8/18/2031(b)	2,006,390
1,927,216	Oregon Clean Energy, LLC, Facility B, SOFR + 4.00%, 8.60%, 7/12/2030(b)	1,938,924
	South Field Energy, LLC,
4,711,055	Term Loan B, SOFR + 3.75%, 8.35%, 8/29/2031(b)	4,733,621
288,945	Term Loan C, SOFR + 3.75%, 8.35%, 8/29/2031(b)	290,329

		16,192,326

	Total Hybrid Debt Investments	21,990,995

	(Cost $21,874,480)

Private Debts(a)(d) - 67.9%
	Digital Infrastructure - Data Center Services – 1.9%
470,426	CoreWeave CAC IV, LLC IG 1, SOFR + 6.00%, 10.60%, 6/28/2029(b)	473,343
704,330	CoreWeave CAC IV, LLC IG 2, SOFR + 6.00%, 11.28%, 7/26/2029(b)	708,697
1,378,188	CoreWeave CAC IV, LLC IG 3, SOFR + 6.00%, 11.08%, 8/27/2029(b)	1,386,733
12,447,056	CoreWeave CAC IV, LLC, Unfunded, 0.50%, 6/28/2029(e)	249,909

		2,818,682

	Energy Transition - Battery Storage – 10.3%
6,000,000	esV Intermediate Holdco, LLC, SOFR + 4.35%, 9.01%, 3/22/2027(b)	5,949,000
104,157	Regis Laureles, LLC, WSJ Prime + 2.00%, 9.75%, 7/9/2025(b)	104,032
476,254	Regis Laureles, LLC, Unfunded, 7/9/2025(e)	0
241,837	Regis Leakey, LLC, WSJ Prime + 2.00%, 9.75%, 7/9/2025(b)	241,547
560,920	Regis Leakey, LLC, Unfunded, 7/9/2025(e)	0

Par		Value

	Energy Transition - Battery Storage - (continued)
$322,428	Regis Mason, LLC, WSJ Prime + 2.00%, 9.75%, 7/9/2025(b)	$322,041
500,767	Regis Mason,LLC, Unfunded, 7/9/2025(e)	0
364,241	Regis Medina Lake, LLC, WSJ Prime + 2.00%, 9.75%, 7/9/2025(b)	363,804
408,114	Regis Medina Lake, LLC, Unfunded, 7/9/2025(e)	0
264,590	Regis Medina, LLC, WSJ Prime + 2.00%, 9.75%, 7/9/2025(b)	264,273
550,677	Regis Medina, LLC, Unfunded, 7/9/2025(e)	0
369,963	Regis Muenster, LLC, WSJ Prime + 2.00%, 9.75%, 7/9/2025(b)	369,519
345,586	Regis Muenster, LLC, Unfunded, 7/9/2025(e)	0
256,140	Regis Utopia, LLC, WSJ Prime + 2.00%, 9.75%, 7/9/2025(b)	255,832
534,325	Regis Utopia, LLC, Unfunded, 7/9/2025(e)	0
	Spearmint Renewable Development Company, LLC Tranche A,
370,000	13.75%, 6/9/2027(f)	365,560
1,480,000	13.75%, 6/9/2027(f)(g)	1,462,240
	Spearmint Renewable Development Company, LLC Tranche B,
1,180,000	10.75%, 9/9/2025(f)	1,162,536
4,720,000	10.75%, 9/9/2025(f)(g)	4,650,144
2,250,000	Spearmint Renewable Development Company, LLC, Unfunded, 12/9/2024(e)	0

		15,510,528

	Energy Transition - Energy Efficiency – 6.4%
6,000,000	Ameresco, Inc., SOFR + 5.88%, 10.48%, 6/28/2029(b)	5,881,336
3,220,000	Budderfly SPV I, LLC 1, SOFR + 4.50%, 9.84%, 12/20/2028(b)	3,225,796
525,000	Budderfly SPV I, LLC 2, SOFR + 4.50%, 9.84%, 12/20/2028(b)	525,945
3,255,000	Budderfly SPV I, LLC, Unfunded, 1.00%, 12/20/2028(e)	13,215

		9,646,292

	Power - Conventional Generation – 9.3%
7,913,069	Caithness Brookhaven, LLC, SOFR + 4.75%, 9.89%, 7/31/2029(b)	7,879,835
6,147,236	Trumbull Holdco 2, LLC, SOFR + 9.10%, 13.95%, 11/3/2026(b)(g)	6,082,395

		13,962,230

	Power - Distributed Generation – 13.5%
20,128,536	Pistos Power Holdings, LLC, SOFR + 8.01%, 12.62%, 6/30/2028(b)(g)	20,215,089

	Renewables - Solar – 12.7%
1,561,676	Cottage Grove North Solar 1, LLC, WSJ Prime + 2.00%, 9.75%, 9/20/2025(b)	1,560,739
803,224	Cottage Grove North Solar 1, LLC, Unfunded, 9/20/2025(e)	0
2,059,371	Cottage Grove South 1, LLC, WSJ Prime + 2.00%, 9.75%, 9/20/2025(b)	2,058,135

See accompanying notes to financial statements.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Portfolio of Investments – September 30, 2024 (Unaudited) (continued)

	Par		Value

		Renewables - Solar - (continued)
	$307,329	Cottage Grove South 1, LLC, Unfunded, 9/20/2025(e)	$0
	10,000,000	Greenalia Power US Advanced II, LLC, SOFR + 6.76%, 11.88%, 2/15/2027(b)	9,875,125
	5,543,205	PSE BorrowerCo., LLC, SOFR + 4.50%, 9.34%, 11/10/2026(b)	5,486,626
	456,795	PSE BorrowerCo., LLC, Unfunded, 11/10/2026(e)	133

			18,980,758

		Renewables - Wind and Transmission – 6.6%
	10,000,000	SunZia Upper Co., LLC, SOFR + 5.00%, 9.64%, 6/27/2025(b)	9,894,000

		Transportation - Airport – 6.6%
CAD	13,359,298	Porter Aircraft Leasing Corp., CORRA + 5.80%, 10.10%, 5/31/2026(b)(g)	9,851,179

		Transportation - Parking and EV Charging – 0.6%
	$845,070	FlashParking AssetCo SPV, LLC, SOFR + 4.65%, 9.50%, 9/5/2029(b)	845,070
	9,154,930	FlashParking AssetCo SPV, LLC, Unfunded, 8/23/2027(e)	45,775

			890,845

		Total Private Debts	101,769,603

		(Cost $101,234,050)

	Shares
	Short-Term Investment - 15.1%
	22,698,575	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class 4.87%	22,698,575

		(Cost $22,698,575)

		Total Investments - 99.3%	148,930,942

		(Cost $148,371,122)
		Other Assets net of Liabilities - 0.7%	996,917

		Net Assets - 100.0%	$149,927,859

(a)	Restricted Securities.
(b)	Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].
(c)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(d)	Security value was determined by using significant unobservable inputs.
(e)	Non-income producing security.
(f)	The variable rate is subject to a contractual interest rate floor.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.

Portfolio Abbreviations:

CAD – Canada Dollar

CORRA - Canadian Overnight Repo Rate Average

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate

WSJ Prime - Wall Street Journal Prime Rate

Industry	% of Net Assets

Short-Term Investment	15.1%
Power - Distributed Generation	13.5%
Renewables - Solar	12.7%
Power Generation	10.8%
Energy Transition - Battery Storage	10.4%
Power - Conventional Generation	9.3%
Renewables - Wind and Transmission	6.6%
Transportation - Airport	6.6%
Energy Transition - Energy Efficiency	6.3%
Pipelines	2.7%
All Other Industries	5.3%
Other Assets net of Liabilities	0.7%

Total	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

ASSETS:
Investments:
Non-affiliated investment in securities at cost	$148,371,122
Non-affiliated investment net unrealized appreciation	559,820

Total non-affiliated investment in securities, at fair value	148,930,942

Cash	892,039
Foreign Currency (Cost $123,387)	123,022
Receivables for:
Fund shares sold	680,528
Dividends and interest	590,786
Investments sold	2,708,179

Total receivables	3,979,493
Prepaid expenses	241,121

Total Assets	154,166,617

LIABILITIES:
Payables for:
Investments purchased	3,955,000
Adviser fees	57,092
Investment Monitoring Fee Payable	53,559
Administrative fees	38,125
Custodian fees	23,206
Professional fees	19,164
Transfer agent fees	6,786
Accrued expenses and other liabilities	85,826

Total Liabilities(a)	4,238,758

NET ASSETS	$149,927,859

NET ASSETS consist of:
Paid-in capital	$148,572,206
Total distributable earnings	1,355,653

TOTAL NET ASSETS	$149,927,859

Net Assets	$149,927,859
Shares of beneficial interest outstanding (unlimited authorization)	14,637,765

Net asset value price per share (Net Assets/Shares Outstanding)	$10.24

(a)  See Note 8. Restricted Securities for detail of Commitments and Contingencies related to unfunded commitments.

See accompanying notes to financial statements.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Statement of Operations

Period from April 1, 2024 (inception) to September 30, 2024 (Unaudited)

Investment Income:
Dividends from non-affiliated investments	$66,666
Interest income	4,584,406

Total Investment Income	4,651,072

Expenses:
Adviser fees (Note 4)	448,112
Professional fees	181,836
Investment Monitoring Fees	86,198
Directors’ fees (Note 4)	82,713
Insurance Fees	74,933
Administration fees	55,450
Shareholder reporting fees	44,960
Custodian fees	29,972
Registration fees	29,733
Transfer agent fees	22,480
Other expenses	42,462

Total Expenses	1,098,849

Fee waivers and/or reimbursed by Adviser (Note 4)	(592,915)

Net Expenses	505,934

Net Investment Income	4,145,138

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on non-affiliated investments	(272,054)
Net realized loss on foreign currency transactions	(16,503)
Net change in unrealized appreciation/depreciation on non-affiliated investments and foreign currency	559,436

Net Realized and Unrealized Gain on Investments	270,879

Net Increase in Net Assets Resulting from Operations	$4,416,017

See accompanying notes to financial statements.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Statement of Changes in Net Assets

Period from April 1, 2024 (inception) to September 30, 2024 (Unaudited)

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	4,145,138
Net realized loss on investments and foreign currency transactions	(288,557)
Net change in unrealized appreciation/depreciation on investments and foreign currency	559,436

Net Increase in Net Assets Resulting From Operations	4,416,017

Distributions to Shareholders from:
Net investment income and net realized gains	(3,060,364)

Capital Share Transactions:
Shares issued	146,347,620
Reinvested dividends	2,400,498
Shares redeemed	(275,912)

Net Increase in Net Assets
Resulting From Capital Share Transactions	148,472,206

Total Increase in Net Assets	149,827,859

Net Assets:
Beginning of period*	$100,000

End of period	$149,927,859

Share Transactions:
Shares sold	14,427,302
Shares issued in reinvestment of dividends	237,673
Shares redeemed	(27,210)

Net Increase in Shares of Beneficial Interest Outstanding	14,637,765

*  Represents initial seed capital invested by Versus Capital Advisors, LLC.

See accompanying notes to financial statements.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Statement of Cash Flows

Period from April 1, 2024 (inception) to September 30, 2024 (Unaudited)

Cash Flows Used in Operating Activities:
Net increase in net assets resulting from operations	$4,416,017
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(127,365,844)
Proceeds from disposition of investment securities	2,804,254
Net purchases of short-term investment securities	(22,698,576)
Net change in unrealized appreciation/depreciation on investments and foreign currency	(559,436)
Net realized loss from investments sold and foreign currency transactions	288,557
Net amortization/(accretion) of premium/(discount)	(136,190)
Increase in dividends and interest receivable	(590,786)
Increase in prepaid expenses	(241,121)
Increase in Adviser fees payable, net	57,092
Increase in investment monitoring fee payable	53,559
Increase in administrative fees payable	38,125
Increase in professional fees payable	19,164
Increase in custodian fees payable	23,206
Increase in transfer agent fees payable	6,786
Increase in accrued expenses and other liabilities	85,826

Net Cash Used in Operating Activities	(143,799,367)

Cash Flows From Financing Activities:
Proceeds from shares issued	145,667,092
Payments of shares redeemed	(275,912)
Dividends paid (net of reinvestment of dividends)	(659,866)

Net Cash Provided by Financing Activities	144,731,314

Effect of exchange rate changes on foreign currency	(16,886)

Net Increase in Cash	915,061

Cash and Foreign Currency:
Beginning of period	100,000

End of period	$1,015,061

Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends	2,400,498

See accompanying notes to financial statements.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Financial Highlights

Period from April 1, 2024 (inception) to September 30, 2024 (Unaudited)

Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income(a)	0.47
Net realized and unrealized gain (loss)	0.03

Total from investment operations	0.50

Less Distributions to Shareholders from:
Distribution from net investment income and net realized gains	(0.26)

Total Distributions	(0.26)

Net Asset Value, End of Period	$10.24

Total Return Based On Net Asset Value	5.14	%(b)
Ratios and Supplemental Data
Net assets, end of period (000’s)	$149,928
Ratios of gross expenses to average net assets	2.45	%(c)
Ratios of net expenses to average net assets	1.13	%(c)
Ratios of net investment income to average net assets	9.25	%(c)
Portfolio turnover rate	8.08	%(b)

(a)	Per Share amounts are calculated based on average outstanding shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Notes to Financial Statements

September 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Infrastructure Income Fund (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund’s primary investment objective is to seek consistent current income, and the Fund’s secondary objective is capital preservation. The Fund seeks to achieve its investment objectives by allocating at least 80% of its net assets (plus the amount of any borrowings for investment purposes) to income-oriented investments that provide exposure to infrastructure assets. The Fund may also invest in a wholly-owned and controlled subsidiary (the “Subsidiary”) that will make direct investments into infrastructure assets. The Fund will maintain voting control of the Subsidiary. Any leverage incurred at the Subsidiary level will be aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. For purposes of complying with its fundamental and non-fundamental investment restrictions and policies pursuant to Section 8 of the Investment Company Act, the Fund will aggregate its direct investments with the investments of the Subsidiary. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has registered an indefinite number of shares under the Securities Act of 1933. The Fund’s investment adviser is Versus Capital Advisors LLC (the ‘‘Adviser’’).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources. Dividends and distributions to shareholders are recorded on the ex-dividend date.

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder affirmatively elects not to reinvest in Shares. Shareholders may elect initially not to reinvest by indicating that choice in writing to the Fund’s transfer agent. Thereafter, shareholders are free to change their election by contacting the Fund’s transfer agent (or, alternatively, by contacting the selling agent that sold such shareholder its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for Shares received by reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the period September 30, 2024, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal. Tax returns filed within the prior three years generally remain subject to examination by federal and state tax authorities when applicable statutes of limitations have not expired.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year.

As of September 30, 2024, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $869,000, $(309,000) and $560,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2024, was approximately $148,371,000.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. SECURITIES VALUATION

The Board of Directors (the “Board”) has established procedures (the “Procedures”) pursuant to which the Fund prices its securities, consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be fair valued pursuant to the Procedures.

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Syndicated loans are valued by Approved Pricing Sources at the average of broker quotes obtained from market makers deemed reliable by their internal evaluation staff or by internally developed models that incorporate both indicative quotes and actual trade data for similar loans.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to the Procedures. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Debt Investments - The Fund will use its best efforts to value each private debt investment at its fair value under current market conditions. In doing so, the Fund will engage external valuation consultants to aid in the fair value determination of each private debt investment.

The Fund will work with the external valuation consultants to select an appropriate fair valuation approach for each private debt investment, which may include, but is not limited to, yield, market and cost approaches, or a combination of approaches. The external valuation consultant, in consultation with the Valuation Designee, may develop a unique valuation model or method for each individual private debt investment. The models and/or methods used may consider, among other things, comparable sector curve information, public market valuations, transaction prices, discounted cash flow analyses, assessments of borrower credit quality, borrower- or project-specific financial information, and/or other relevant information. Models may apply changes to certain public market inputs, such as comparable sector curves and/or benchmarks, only upon a change exceeding predetermined volatility thresholds and may also incorporate adjustments to public market inputs, such as the application of haircuts at levels which may vary based on market circumstances. The models and/or methods used by the external valuation consultant will produce information such as a specific price estimate, an estimated valuation range or confirmation that the prior day’s price estimate remains appropriate.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

The Fund will review the intended valuation approach and/or valuation model for each private debt investment as developed by an external valuation consultant prior to its implementation. This review may consider numerous factors such as the particular investment’s contractual cash flows, the financial strength and operational performance of the borrower, and the debt instrument’s spread to relevant base rates. The Fund may receive certain initial and/or periodic financial information from the borrower, loan administrator, arranger, monitoring agent, and/or other external parties, and will provide this information to the external valuation consultant for consideration in the valuation model.

The Fund will determine a fair valuation for each private debt investment daily, typically based on information received from an external valuation consultant (i.e., outputs from the models and/or methods described above). The Fund will review the valuation estimates provided by the external valuation consultants for reasonableness based on its knowledge of each investment and current market conditions. When a valuation range is provided, the Fund will generally determine to keep the valuation unchanged if the prior day’s price falls within the current day’s range. These valuation processes may result in a private debt investment’s valuation being unchanged for a period of time.

In certain circumstances, an externally provided valuation range or specific price estimate may be unavailable or the Fund may determine that the valuation received does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Fund will determine the fair value of the investment, in good faith, via alternative means which may include, among others, valuing the investment at its prior day’s price, valuing the investment at its amortized cost, or implementing an internally developed model. In determining such a fair valuation, the Fund may consider any information it deems appropriate including as received directly from the borrower, as received from alternative external information sources, including monitoring agents, or as reflected by current general market conditions.

Private Investment Funds - The Fund typically values its investments in each Private Investment Fund according to the value reported by each Private Investment Fund’s quarterly NAV statement. The Fund also reviews this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The valuation for each Private Investment Fund is individually updated as soon as the Fund completes its reasonableness review, including any necessary information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. The Fund may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Fund may determine to value it’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Fund and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting. The Fund shall use its best efforts to ensure that each of such Private Investment Funds has in place policies and procedures that provide underlying principles behind the disclosure of reliable information with adequate supporting operational practices.

Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Fund to generate during the current quarter (the “Investment Accrual Rate”). The Fund determines the Investment Accrual Rate at the beginning of each quarter, based on internally developed models that weight the expected impacts of income and appreciation projections by property sector, adjusting for expected market factors and underlying expenses. The Fund monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments.

In certain circumstances, the Fund may access daily or periodic NAV information provided by a Private Investment Fund. In such an instance, the Fund may determine to value it’s investment in a Private Investment Fund according to this information and may forego daily valuation adjustments based on an Investment Accrual Rate.

If the Fund does not have access to sell shares of a Private Investment Fund in its primary market, the Fund may determine to fair value the Private Investment Fund at a price other than its NAV. In such an instance, the Fund may consider any information it deems appropriate including as received from broker-dealers and/or pricing services or comparable sales in the secondary market. Any such fair valuation determinations will be made in good faith by the Fund, may be based upon an internally developed pricing model, and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting.

The September 30, 2024 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its September 30, 2024 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – unadjusted quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Total Fair Value at 09/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Hybrid Debt Investments	$21,990,995	$—	$21,990,995	$—
Private Debts*	101,769,603	—	—	101,769,603
Short-Term Investment	22,698,575	22,698,575	—	—

Subtotal	$146,459,173	$22,698,575	$21,990,995	$101,769,603

Private Investment Funds (held at NAV)*	2,471,769

Total	$148,930,942

*	See Portfolio of Investments for industry breakout.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Total	Private Debts
Balance as of 03/31/2024	$—	$—
Transfers into Level 3	—	—
Net purchases (sales)	101,097,833	101,097,833
Accretion and Amortization	132,052	132,052
Realized Gain	4,165	4,165
Change in unrealized gain/loss	535,553	535,553

Balance as of 09/30/2024	$101,769,603	$101,769,603

For the period ended September 30, 2024, the total change in unrealized gain/loss on Level 3 securities still held at the end of the period was $535,553.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy at September 30, 2024:

Category	Total Fair Value at 09/30/2024	Valuation Technique	Unobservable Inputs	Input Range

Private Debts	78,846,469	Discounted Cash Flow	Discount Rates	7.58% - 14.07%
		Amortized Cost	Cost	$0.98 - $1.01
Private Debts - Unfunded Commitments	263,124	Amortized Cost	Cost	$0.00 - $0.02

Balance as of 09/30/2024	$79,109,593

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 1.00% of the Fund’s NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund incurred fees to the Adviser of $448,112 and the Adviser waived and/or reimbursed Fund fees of $592,915 for the period ended September 30, 2024.

The Adviser has agreed to voluntarily waive 50% of the Investment Management Fee paid by the Fund until the date following commencement of the Fund’s public offering of Shares on which 70% or more of the Fund’s net assets first become invested in privately issued infrastructure debt, asset-backed securities, and Private Funds and other investment vehicles that invest in Infrastructure Loans and other infrastructure assets. In addition, subject to the limitations set forth below, the Adviser has agreed to voluntarily waive a portion of the Investment Management Fee and/or reimburse certain direct expenses of the Fund such that the Total Annual Fund Expenses do not exceed an annualized rate, based on the average daily NAV of the Fund’s assets, of (i) 0.50% for the period April 1, 2024 through May 31, 2024 and (ii) 1.25% for the period June 1, 2024 through December 31, 2024 (the “Expense Caps”). This arrangement is at the sole discretion of the Adviser and may be terminated at any time. Amounts waived and/ or reimbursed pursuant to the Expense Caps will not be recouped by the Adviser. Notwithstanding the foregoing, the following expenses will not be limited by such waiver and are not subject to or included in the Expense Caps: (i) Acquired Fund Fees and Expenses, including any fees of the Private Funds; (ii) interest payments; (iii)

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

extraordinary expenses; and (iv) taxes. As compensation for providing services to the Fund, the Adviser pays each Sub-Adviser a fee based on a negotiated rate applied to the assets of the Fund allocated to the Sub-Adviser.

The Adviser has retained the services of the following sub-advisers for the Fund: Brookfield Public Securities Group LLC and Lazard Asset Management LLC. Fees paid to sub advisers are based on the average net assets that they manage at an annual rate up to 0.35% and are paid by the Adviser from its Investment Management Fee. Neither sub-adviser was allocated any portion of the Fund’s assets for management during the period. The Adviser therefore did not incur fees to the Sub-Advisers for the period ended September 30, 2024.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of all Committees. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s Chief Compliance Officer.

NOTE 5. MARKET RISK FACTORS

The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:

Loan Assignment and Participation Risk. The Fund may purchase loan assignments and participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral and may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest. The Fund may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower). As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set- off between the lender and the borrower.

Payment in Kind Interest Risk. To the extent that the Fund invests in loans with a PIK interest component and the accretion of PIK interest constitutes a portion of the Fund’s income, the Fund will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following: (i) loans with a PIK interest component may have higher interest rates that reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans; (ii) loans with a PIK interest component may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (iii) the deferral of PIK interest increases the loan-to-value ratio, which is a fundamental measure of loan risk; and (iv) even if the accounting conditions for PIK interest accrual are met, the borrower could still default when the borrower’s actual payment is due at the maturity of the loan.

Direct Lending Risk. In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund may lose money on the loan depending on, among other things, the value of the underlying collateral and the Fund’s rights to that collateral. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan.

General Market Fluctuations Will Affect the Fund’s Returns. At times, the Fund’s investments in Private Investment Funds and Real Asset Related Investments will be negatively affected by the broad investment environment in the timberland, agriculture/farmland or infrastructure markets, the debt market and/or the equity securities market.

Risks of Investing in Infrastructure. An investment in the Fund is subject to certain risks associated with the ownership of infrastructure and infrastructure-related assets in general, including: the burdens of ownership of infrastructure; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; changes in environmental laws and regulations, and planning laws and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; changes in energy prices; changes in fiscal and monetary policies; negative developments in the economy that depress travel; uninsured casualties; force majeure acts, terrorist events, under-insured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund or the Private Investment Funds.

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Risks of Investing in Debt Securities. The Fund will invest in real asset related debt securities. Other factors may materially and adversely affect the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund’s debt securities will be subject to credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due.

Interest Rate Risk. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Recently, the U.S. Federal Reserve has increased interest rates from historically low levels, resulting in rising interest rates across the financial system. Thus, the Fund currently faces a heightened level of risk associated with high interest rates and/or bond yields.

Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund’s investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, the purchases and sales of investment securities, excluding short-term investments, were approximately $129,441,000 and $5,512,000, respectively.

NOTE 7. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Request Deadline and settlement occurs 2 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require shareholders to submit their tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2% of the Fund’s outstanding Shares. If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding Shares, the Fund is required to repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

who tender all of their Shares before prorating other amounts tendered. Because of the potential for proration, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

Results of the Fund’s Repurchase Offers during the period ended September 30, 2024 are as follows:

Repurchase Request Deadline/Pricing Date	Repurchase Offer Amount (Percentage)	Repurchase Offer Amount (Shares)	Shares Tendered for Repurchase	Percentage of Tendered Shares Repurchased	Value of Repurchased Shares

August 23, 2024	5%	617,857	27,210	100.0%	$275,912

NOTE 8. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. This and other important information are described in the Fund’s Prospectus.

As of September 30, 2024, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets

AIGA Climate Fund I, LP	7/5/2024	2,013,338	$2,066	$2,035	$7,987	1.4%
Ameresco, Inc.	9/5/2024	6,000,000	5,881	5,881	—	3.9%
Budderfly SPV I, LLC 1	7/31/2024	3,220,000	3,233	3,226	—	2.1%
Budderfly SPV I, LLC 2	9/30/2024	525,000	527	526	—	0.3%
Budderfly SPV I, LLC, Unfunded	7/31/2024	3,255,000	13	13	3,255	0.0%
Caithness Brookhaven, LLC	4/3/2024	7,913,069	7,858	7,880	—	5.2%
CoreWeave CAC IV, LLC IG 1	7/30/2024	470,426	473	473	—	0.3%
CoreWeave CAC IV, LLC IG 2	7/30/2024	704,330	708	709	—	0.5%
CoreWeave CAC IV, LLC IG 3	8/27/2024	1,378,188	1,385	1,387	—	0.9%
CoreWeave CAC IV, LLC, Unfunded	7/30/2024	12,447,056	250	250	12,447	0.2%
Cottage Grove North Solar 1, LLC	6/26/2024	1,561,676	1,559	1,561	803	1.0%
Cottage Grove South 1, LLC	6/26/2024	2,059,371	2,057	2,058	307	1.4%
DigitalBridge Credit II (Onshore), LP	8/28/2024	498,459	498	437	4,521	0.3%
esV Intermediate Holdco, LLC	7/1/2024	6,000,000	5,945	5,949	—	4.0%
FlashParking AssetCo SPV, LLC	9/30/2024	845,070	845	845	—	0.6%
FlashParking AssetCo SPV, LLC, Unfunded	9/6/2024	9,154,930	46	46	9,155	0.0%
Greenalia Power US Advanced II, LLC	9/30/2024	10,000,000	9,875	9,875	—	6.6%
Pistos Power Holdings, LLC	4/4/2024	20,128,536	19,862	20,215	—	13.5%
Porter Aircraft Leasing Corp.	5/7/2024	13,359,298	9,767	9,851	—	6.6%
PSE BorrowerCo., LLC	9/4/2024	5,543,205	5,487	5,487	457	3.7%
Regis Laureles, LLC	7/11/2024	104,157	104	104	476	0.1%
Regis Leakey, LLC	7/11/2024	241,837	241	242	561	0.2%
Regis Mason, LLC	7/11/2024	322,428	322	322	501	0.2%
Regis Medina Lake, LLC	7/11/2024	364,241	363	364	408	0.2%
Regis Medina, LLC	7/11/2024	264,590	264	264	551	0.2%
Regis Muenster, LLC	7/11/2024	369,963	369	369	346	0.2%
Regis Utopia, LLC	7/11/2024	256,140	255	256	534	0.2%
Spearmint Renewable Development Company, LLC Tranche A
13.75%	7/1/2024	370,000	359	366	2,250	0.2%
13.75%	7/1/2024	1,480,000	1,435	1,462	—	1.0%
Spearmint Renewable Development Company, LLC Tranche B
10.75%	7/1/2024	1,180,000	1,149	1,162	—	0.8%
10.75%	7/1/2024	4,720,000	4,597	4,650	—	3.1%

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

Security(a)	Acquisition Date(b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets

SunZia Upper Co., LLC	4/4/2024	10,000,000	$9,923	$9,894	$—	6.6%
Trumbull Holdco 2, LLC	8/8/2024	6,147,236	6,082	6,082	—	4.0%

Total			$103,798	$104,241	$44,559	69.5%

(a)

The securities include Investment Funds and private debt investments. The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of infrastructure.

(b)	Initial acquisition date as shares are purchased at various dates.
(c)	Unfunded Commitments approximate their fair values.

Security	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(a)

AIGA Climate Fund I, LP	None	The fund may offer redemption
requests with new capital raise periods.
DigitalBridge Credit II (Onshore), LP	Full	Closed-end fund which terminates	N/A
July 31, 2031 subject to one additional
one-year extension at the discretion of
the fund’s manager.

(a)	The investment funds provide redemptions at the frequency listed at the investment managers discretion.

NOTE 9. COMMITMENTS AND CONTINGENCIES

As of September 30, 2024, the Fund had unfunded commitments to fund delayed draw and revolving debt of $32,050,977. The unfunded debts’ fair value is included in the investments at fair value on the Statement of Assets and Liabilities.

Investment and Type	Rate on Unfunded Portion	Par Amount	Fair Value

Budderfly SPV I, LLC, Unfunded, 12/20/2028	1.00%	$3,255,000	$13,215
CoreWeave CAC IV, LLC, Unfunded, 6/28/2029	0.50%	12,447,056	249,909
Cottage Grove North Solar 1, LLC, Unfunded, 9/20/2025	0.00%	803,224	0
Cottage Grove South 1, LLC, Unfunded, 9/20/2025	0.00%	307,329	0
FlashParking AssetCo SPV, LLC, Unfunded, 8/23/2027	0.00%	9,154,930	45,775
PSE BorrowerCo., LLC, Unfunded, 11/10/2026	0.00%	456,795	133
Regis Laureles, LLC, Unfunded, 7/9/2025	0.00%	476,254	0
Regis Leakey, LLC, Unfunded, 7/9/2025	0.00%	560,920	0
Regis Mason,LLC, Unfunded, 7/9/2025	0.00%	500,767	0
Regis Medina Lake, LLC, Unfunded, 7/9/2025	0.00%	408,114	0
Regis Medina, LLC, Unfunded, 7/9/2025	0.00%	550,677	0
Regis Muenster, LLC, Unfunded, 7/9/2025	0.00%	345,586	0
Regis Utopia, LLC, Unfunded, 7/9/2025	0.00%	534,325	0
Spearmint Renewable Development Company, LLC, Unfunded, 12/9/2024	0.00%	2,250,000	0

NOTE 10. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions “ASU 2022-03”, which clarifies guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit its sale. The guidance is effective for fiscal years beginning after December 15, 2024. The Adviser has assessed and does not expect a material impact to the financial statements as a result of the ASU 2022-03.

In September 2023, the SEC adopted amendments to the 1940 Act “Names Rule” addressing fund names, investments, and risks. The amendments modernize and enhance the Names Rule and other names-related regulatory requirements. The amendments include enhanced disclosure requirements for terminology used in fund names and additional regulatory reporting. The Names Rule was effective December 2023, and the Fund will have 24 months to comply. The Adviser is currently evaluating any expected impacts to the Fund.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

NOTE 11. SUBSEQUENT EVENTS

The Fund offered to repurchase 5% of its outstanding shares, representing 797,355 shares, with respect to its November 22, 2024 Repurchase Offer. Shareholders actually tendered 113,907 total shares for repurchase. The Fund repurchased 100.0% of total tendered shares, representing approximately $1,142,000.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there are no additional subsequent events to report.

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Additional Information

September 30, 2024 (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q, within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.

APPROVALS OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on October 13, 2023, the Board of Trustees (the “Board”) of the Versus Capital Infrastructure Income Fund (the “Fund”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined by the 1940 Act, approved the following investment advisory agreements: (1) the Investment Management Agreement between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Management Agreement”), (2) the Investment Sub-Advisory Agreement between the Adviser and Brookfield Public Securities Group LLC (“Brookfield” or “Sub-Adviser”) (the “Brookfield Sub-Advisory Agreement”), and (3) the Investment Sub-Advisory Agreement between the Adviser and Lazard Asset Management LLC (“Lazard” or “Sub-Adviser”) (Brookfield and Lazard together the “Sub-Advisers” and the Lazard Sub-Advisory Agreement together with the Brookfield Sub-Advisory Agreement, the “Sub-Advisory Agreements”) which together with the Management Agreement are referred to as the “Fund Agreements”). At a meeting held on May 29, 2024, the Board of the Fund, including a majority of the Independent Trustees, approved an Investment Management Agreement with the Adviser for a newly created wholly-owned subsidiary of the Fund, VCRDX Subsidiary LLC (the “Subsidiary Management Agreement”). The Management Agreement, Sub-Advisory Agreements, and Subsidiary Management Agreement are collectively referred to herein as the “Agreements.” In preparation for the October 13, 2023 meeting, the Independent Trustees met on October 12, 2023, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the approval of the Agreements, and to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to a request for information on behalf of the Independent Trustees (the “Response”). With respect to the Fund Agreements, Independent Trustees also took into consideration information provided to them at an August 29, 2023 informational session during which the Adviser described its resources and intended management of the Fund, as well as information provided by the Adviser and Sub-Advisers in connection with the May 25, 2023 annual investment advisory contract renewals (the “May 2023 Materials”) for another fund for which the Adviser and Sub-Advisers serve as investment adviser and sub-advisers and the Trustees serve as the Board of Directors (“Existing Versus Fund”). At the October 13, 2023 Investment Committee Meeting (the “October Investment Committee Meeting”), the Independent Trustees further reviewed the Response and received a presentation from the Adviser. The Independent Trustees further discussed the Agreements in an executive session of the October Investment Committee Meeting with independent legal counsel, after which they recommended to the full Board the approval of the Agreements. In preparation of the May 29, 2024 meeting, the Independent Trustees met on May 14, 2024 and May 28, 2024, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the Subsidiary Management Agreement and to review and evaluate the materials provided by the Adviser. At the May 29, 2024 Investment Committee meeting (the “May Investment Committee Meeting”), the Independent Trustees received a presentation from the Adviser. The Independent Trustees further discussed the Subsidiary Management Agreement in an executive session of the May Investment Committee Meeting with independent legal counsel, after which they recommended to the full Board the approval of the Subsidiary Management Agreement.

Management Agreement

Matters considered by the Board in connection with its approval of the Management Agreement and Subsidiary Management Agreement included, among other factors, the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreement: The Board reviewed and considered information regarding the nature, extent and quality of the services expected to be provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities with respect to the Fund. The Board noted that the May 2023 Materials included information about the Adviser’s operations and capabilities, including its business continuity plan and information security program and the role of Colliers International Group Inc. as majority owner of the Adviser and its impact on the Adviser’s operations, and the Response updated that information as needed. The Board also received the Adviser’s Form ADV, the Management Agreement and other materials provided by the Adviser relating to the Management Agreement. With respect to the Management Agreement, the Board also noted information received at regular board meetings of the Existing Versus Fund throughout the year, in their capacity as directors of that fund, regarding the capabilities of and services provided by the Adviser to the Existing Versus Fund. With respect to the Subsidiary Management Agreement, the Board noted information received at regular meetings throughout the year related to the services provided by the Adviser to the Fund. The Board considered the investment strategy to be employed by the Adviser for investing the Fund’s assets. Additionally, the Board considered the Adviser’s description of the investment decision-making process for the Fund. The Board also considered the Adviser’s processes for ongoing monitoring of sub-advisers and private funds, and the expected use of arrangers to assist in making direct investments in infrastructure debt opportunities. In addition to the portfolio construction and investment management services outlined above, the Board considered the additional services provided by the Adviser to the Existing Versus Fund that would also be provided to the Fund, including, but not limited to: compliance services; certain administrative services, including valuation of assets, management of liquidity to meet quarterly repurchases and oversight of service providers; and distribution, marketing and shareholder services, as well as the tax-management services the Adviser would provide through the use of VCRDX Subsidiary LLC. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser who would be performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Additional Information

September 30, 2024 (Unaudited) (continued)

contractual obligations as well as the risks assumed by the Adviser in managing the Fund (including, among others, litigation, regulatory, entrepreneurial, and other business risks). The Board received and reviewed financial statements from the Adviser and considered the resources recently added by the Adviser to support administrative functions and the steps taken by the Adviser to enhance the compliance program. The Board also evaluated potential conflicts of interest and the Adviser’s process for handling such conflicts. The Board concluded that the Adviser was qualified to perform the services needed to successfully manage the Fund.

Investment Performance: With respect to the Management Agreement, the Fund was a newly created entity with no performance history to review. With respect to the Subsidiary Management Agreement, the Fund was recently created with limited performance history to review. Therefore, the Board considered the qualifications of the Adviser and its personnel to execute the Fund’s investment strategy and concluded that the Adviser was qualified to perform the services needed to successfully implement the Fund’s investment strategy.

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee to be paid to the Adviser by the Fund and the VCRDX Subsidiary in light of the nature, extent and quality of the investment advisory services to be provided by the Adviser. As a part of this review, the Board noted that the Adviser will pay out of its own fee the sub-advisory fees. The Board also reviewed an estimated breakdown of other Fund expenses. The Board noted the Adviser’s representation that although there was some degree of overlap in investment strategy with the Existing Versus Fund, which had a higher advisory fee, the Adviser did not manage any other funds or accounts with an overall investment strategy substantially similar to that of the Fund. The Board considered the advisory fee and the estimated total expense ratio of the Fund in comparison to peer funds identified by the Adviser (the “peer group”), noting that the Fund had a lower contractual advisory fee and lower estimated total expense ratio than the peer group average and median. The Board also considered that the Adviser, through a management fee waiver agreement, agreed to waive or reduce the management fee it receives from the Fund in an amount equal to any investment management fees paid to the Adviser by VCRDX Subsidiary LLC. Considering these and other factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the anticipated profitability of the Adviser and whether such potential profits were reasonable in light of the services to be provided to the Fund and the expenses paid by the Adviser. The Board noted the start-up nature of the Fund, the anticipated initial asset size of the Fund and that the Adviser was bearing the substantial organizational expenses of the Fund. The Board concluded that based upon these factors, any profits realized by the Adviser during the initial term of the Management Agreement were not expected to be unreasonable.

Indirect benefits of providing advisory services: The Board took into account the Adviser’s statement that it does not expect to receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Board considered the Adviser’s representation that, while it would likely take several years for the Fund to achieve a scale level of assets, the Adviser believes that the advisory fee structure for the Fund reflects a reasonable price at the time of its launch. The Board concluded that any potential economies of scale were appropriately reflected in the advisory fee to be paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement and the Subsidiary Management Agreement, determined that the approval of each of the Management Agreement and the Subsidiary Management Agreement for a two-year term following its effective date was in the best interests of the Fund and its shareholders. In considering the Management Agreements, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Trustee may have afforded a different weight to the various factors.

Sub-Advisory Agreements

Consideration by the Board of the approval of the Sub-Advisory Agreements was based upon information provided by the Adviser and the Sub-Advisers in the Response, as well as information received by the Trustees in their capacity as board members for the Existing Versus Fund at regular meetings throughout the year and in the May 2023 Materials, as updated in the Response. Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements included, among other factors, the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board noted that the Sub-Adviser serves as an investment sub-adviser to the Existing Versus Fund and therefore the Trustees have received information throughout the year regarding each Sub-Adviser’s capabilities and operations. The Board considered the information provided by each Sub-Adviser in the May 2023 Materials. The Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel who would be responsible for the day-to-day management of the Sub-Adviser’s managed portion of the Fund, the resources available to such personnel and the processes for monitoring for best execution of trades and allocation of investment opportunities. Based upon the previously provided information, the Board also considered the Sub-Advisers’ financial strength, business continuity plan and information security program, compliance policies and processes and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, extent and quality of the services expected to be provided by each Sub-Adviser under its Sub-Advisory Agreement were satisfactory.

Investment Performance: As to each Sub-Adviser, the Board considered that due to the custom nature of the proposed sub-advisory mandates, there was no historical performance history to review. However, based upon the personnel, resources and investment processes at each Sub-Adviser and the investment performance of the Existing Versus Fund, the Board concluded that the services to be provided by each Sub-Adviser were expected to be satisfactory.

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers: For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the Adviser will compensate each Sub-Adviser from its own advisory fee, so that shareholders will pay only the advisory fee. In addition, in evaluating the sub-advisory fee rates, the Board considered that each sub-advisory fee rate was negotiated at arm’s length between the Adviser and the

VERSUS CAPITAL INFRASTRUCTURE INCOME FUND

Additional Information

September 30, 2024 (Unaudited) (continued)

Sub-Adviser. The Board noted that given the custom nature of the proposed sub-advisory mandates, there were no comparable fee schedules to other clients of the Sub-Advisers with similarly managed portfolios.

The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules for Brookfield and the level of the fee for Lazard.

The Board considered the potential profitability to each Sub-Adviser. Given the start-up nature of the Fund, the limited allocations to the Sub-Advisers, and the competitive fee structures, the Board concluded that the profitability of each Sub-Advisory Agreement was not anticipated to be unreasonable.

The Board also considered the character and amount of other incidental benefits to be received by each Sub-Adviser when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Adviser’s brokerage and soft dollar practices. The Board concluded that taking into account the incidental benefits that may be received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

Conclusion: The Board, having requested and received such information as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, determined that the approval of each Sub-Advisory Agreement for a two-year term following its effective date was in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Trustee may have afforded a different weight to the various factors.

Conclusion

The Board, having reviewed each of the Agreements, determined that each Agreement should be approved because each is expected to enable the Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of investors.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 1(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(3)	Not applicable.

(a)(3)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Versus Capital Infrastructure Income Fund

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date December 4, 2024

By (Signature and Title)*	/s/ Brian Petersen
Brian Petersen, Chief Financial Officer
(principal financial officer)

Date December 4, 2024

* Print the name and title of each signing officer under his or her signature.